income taxes (Tables)	6 Months Ended
Jun. 30, 2026
income taxes
Schedule of expense composition

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Current income tax expense
For the current reporting period	$25	$148	$114	$265
Adjustments recognized in the current period for income taxes of prior periods	(27)	(18)	(27)	(23)
Pillar Two global minimum tax	1	—	1	1
	(1)	130	88	243
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(262)	(83)	(296)	(89)
Adjustments recognized in the current period for income taxes of prior periods	12	—	12	—
Arising from write-down of deferred tax asset	89	—	89	—
	(161)	(83)	(195)	(89)
	$(162)	$47	$(107)	$154

Schedule of rate reconciliations

Three-month periods ended June 30 ($ in millions)	2026		2025
Income taxes computed at applicable statutory rates	$(503)	25.3%	$(55)	27.8%
Adjustments recognized in the current period for income taxes of prior periods	(15)	0.8	(18)	9.1
Pillar Two global minimum tax	1	(0.1)	—	—
Impairment of intangible assets and goodwill	229	(11.6)	107	(53.9)
Write down of deferred tax asset	89	(4.5)	—	—
(Non-taxable) non-deductible amounts, net	(5)	0.3	4	(2.0)
Withholding and other taxes	5	(0.3)	10	(5.1)
Losses not recognized	38	(1.9)	2	(1.0)
Foreign tax differential	(1)	0.1	(2)	1.0
Other	—	—	(1)	0.4
Income tax expense (recovery) per Consolidated statements of income and other comprehensive income	$(162)	8.1%	$47	(23.7)%

Six-month periods ended June 30 ($ in millions)	2026		2025
Income taxes computed at applicable statutory rates	$(450)	25.1%	$46	21.9%
Adjustments recognized in the current period for income taxes of prior periods	(15)	0.8	(23)	(11.0)
Pillar Two global minimum tax	1	(0.1)	1	0.5
Impairment of intangible assets and goodwill	229	(12.8)	107	51.0
Write down of deferred tax asset	89	(5.0)	—	—
(Non-taxable) non-deductible amounts, net	(12)	0.7	3	1.4
Withholding and other taxes	13	(0.7)	19	9.0
Losses not recognized	39	(2.1)	3	1.4
Foreign tax differential	(1)	0.1	(3)	(1.4)
Other	—	—	1	0.5
Income tax expense (recovery) per Consolidated statements of income and other comprehensive income	$(107)	6.0%	$154	73.3%